LEASES	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASES	LEASES
The Company as a lessee

The Company has leases for office, research laboratory and manufacturing facilities, equipment, vehicles and land. The terms of the leases vary, although most generally have lease terms between 3 and 29 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Leases with terms of 12 months or less are expensed as incurred. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the consolidated financial statements.
(a)Right-of-use assets

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Leasehold land	3,654	4,192
Lease buildings	7,866	3,621
Collaboration assets	90,412	72,689
Total	101,932	80,502
The carrying amounts of the Company’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
	Leasehold land	Buildings	Buildings	Machinery and equipment	Computer and office equipment	Software	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Right-of-use assets at January 1, 2024	4,192	3,621	60,540	12,142	7	—	80,502
Additions	—	6,710	9,385	11,684	4,483	3,146	35,408
Disposal	—	(144)	—	—	—	—	(144)
Impairment	(333)					—	(333)
Exchange realignment	(113)	(93)	(2,618)	16	22	13	(2,773)
Depreciation of right-of-use assets	(92)	(2,228)	(4,389)	(3,218)	(494)	(307)	(10,728)
Right-of-use assets at December 31, 2024	3,654	7,866	62,918	20,624	4,018	2,852	101,932
December 31, 2023
Right-of-use assets at January 1, 2023	4,357	4,887	36,624	9,711	11	—	55,590
Additions	—	880	26,777	4,433	—	—	32,090
Exchange realignment	(72)	22	695	—	—	—	645
Depreciation of right-of-use assets	(93)	(2,168)	(3,556)	(2,002)	(4)	—	(7,823)
Right-of-use assets at December 31, 2023	4,192	3,621	60,540	12,142	7	—	80,502

(b)Lease liabilities
Lease liabilities are as indicated below:
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company's lease liabilities and the movements for the year ended December 31, 2024 are as follows:

	2024	2023
	US$’000	US$’000
Carrying amount at January 1	47,344	23,602
Additions	9,297	26,692
Disposal	(154)	—
Accretion of interest recognized during the year	1,770	1,394
Payments	(5,788)	(5,149)
Exchange realignment	(3,062)	805
Carrying amount at December 31	49,407	47,344
Analyzed into:
Current portion	4,794	3,175
Non-current portion	44,613	44,169
Carrying amount at December 31	49,407	47,344
(c)The amounts recognized in profit or loss in relation to leases are as follows:

	2024	2023
	US$’000	US$’000
Interest on lease liabilities	1,770	1,394
Depreciation charge of right-of-use assets	10,728	7,823
Expense relating to short-term leases	3,502	2,338
Total amount recognized in profit or loss	16,000	11,555
The maturity analysis of lease liabilities is disclosed in note 31 to the financial statements. The total cash outflow for leases is disclosed in note 26 (c) to the financial statements.